Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Six Months ended June 30,	Six Months ended June 30,
	2025	2024
	In USD thousands, except share and per share data
Numerator:
Net loss	5,380	7,499

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	459,829,621	285,111,876

Net loss per share attributable to ordinary shareholders, basic
and diluted	0.012	0.026